Preferred Stock	12 Months Ended
Dec. 31, 2025
Preferred Stock.
Preferred Stock

11. Preferred Stock

As of December 31, 2025, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 10,000,000 shares of preferred stock, $0.001 par value, and there were no shares of preferred stock issued or outstanding. The Company can fix the price, rights, preferences, privileges and restrictions of the preferred stock without any further vote or action by its stockholders.